Subsequent Event (Tables)	12 Months Ended
Jan. 31, 2016
Subsequent Events [Abstract]
Schedule of dividends payable
For fiscal 2017, the annual dividend will be paid in four quarterly installments of $0.50 per share, according to the following record and payable dates:

Record Date	Payable Date
March 11, 2016	April 4, 2016
May 13, 2016	June 6, 2016
August 12, 2016	September 6, 2016
December 9, 2016	January 3, 2017